SHAREHOLDER'S CAPITAL	12 Months Ended
Dec. 31, 2023
SHAREHOLDER'S CAPITAL
SHAREHOLDER'S CAPITAL

18.  SHAREHOLDER’S CAPITAL

Authorized capital

GFL’s authorized share capital consists of (i) an unlimited number of subordinate voting shares, (ii) an unlimited number of multiple voting shares, (iii) an unlimited number of preferred shares, issuable in series, (iv) 28,571,428 Series A perpetual convertible preferred shares (the “Series A Preferred Shares”) and (v) 8,196,721 Series B perpetual convertible preferred shares (the “Series B Preferred Shares”). The Series A Preferred Shares and Series B Preferred Shares are collectively referred to as the “Preferred Shares”.

Subordinate and multiple voting shares

The rights of the holders of the subordinate voting shares and the multiple voting shares are substantially identical, except for voting and conversion. The holders of outstanding subordinate voting shares are entitled to one vote per subordinate voting share and the holders of multiple voting shares are entitled to ten votes per multiple voting share. The subordinate voting shares are not convertible into any other classes of shares. Each outstanding multiple voting share may at any time, at the option of the holder, be converted into one subordinate voting share. All multiple voting shares are owned by entities controlled by Patrick Dovigi.

In addition, all multiple voting shares will convert automatically into subordinate voting shares at such time that is the earlier of the following: (i) Patrick Dovigi and/or his affiliates no longer beneficially own, directly or indirectly, at least 2.0% of the aggregate of the issued and outstanding subordinate voting shares and multiple voting shares; (ii) Patrick Dovigi is no longer serving as a director or in a senior management position at GFL; or (iii) the twentieth anniversary of the closing of the IPO.

The subordinate voting shares and multiple voting shares rank pari passu with respect to the payment of dividends, return of capital and distribution of assets in the event of liquidation, dissolution or winding up of GFL.

Preferred shares

The preferred shares are issuable at any time and from time to time in series. Each series of preferred shares shall consist of such number of preferred shares and having such rights, privileges, restrictions and conditions as determined by the Board of Directors prior to the issuance thereof.

As at December 31, 2023, (a) the Series A Preferred Shares are convertible into 29,852,738 subordinate voting shares, at a conversion price of US$25.18, representing 7.5% of the issued and outstanding subordinate voting shares and 5.8% of the aggregate outstanding voting rights, and (b) the Series B Preferred Shares are convertible into 7,716,995 subordinate voting shares, at a conversion price of US$43.90, representing 1.9% of the issued and outstanding subordinate voting shares and 1.5% of the aggregate outstanding voting rights. The holders of the Preferred Shares are entitled to vote on an as-converted basis on all matters on which holders of subordinate voting shares and multiple voting shares vote, and to the greatest extent possible, will vote with the holders of subordinate voting shares and multiple voting shares as a single class. Each holder of Preferred Shares shall be deemed to hold, for the sole purpose of voting at any meeting of shareholders of GFL at which such holder is entitled to vote, the number of Preferred Shares equal to the number of subordinate voting shares into which such holder’s registered Preferred Shares are convertible as of the record date for the determination of shareholders entitled to vote at such shareholders meeting. The liquidation preference of the Series A Preferred Shares and Series B Preferred Shares accrete at a rate of 7.000% and 6.000% per annum, respectively, compounded quarterly. From and after December 31, 2024 (in the case of the Series A Preferred Shares) or December 31, 2025 (in the case of the Series B Preferred Shares), GFL will have the option each quarter to redeem a number of Preferred Shares in an amount equal to the increase in the liquidation preference for the quarter. This optional redemption amount can be satisfied in either cash or subordinate voting shares at the election of GFL. If GFL elects to pay the optional redemption amount for a particular quarter in cash, the accretion rate for that quarter for the Series A Preferred Shares and Series B Preferred Shares will be 6.000% and 5.000% per annum, respectively. The Preferred Shares are subject to transfer restrictions, but can be converted into subordinate voting shares by the holder at any time. GFL may also require the conversion or redemption of the Preferred Shares at an earlier date in certain circumstances.

Normal course issuer bid

On May 10, 2023, the Toronto Stock Exchange accepted GFL’s notice of intention to renew its normal course issuer bid (“NCIB”) during the twelve-month period commencing on May 12, 2023 and ending May 11, 2024. Under the NCIB, a maximum of 17,867,120 subordinate voting shares may be repurchased by GFL. GFL’s previous NCIB, which expired on May 11, 2023, authorized the purchase of up to 16,510,694 subordinate voting shares. All subordinate voting shares repurchased by GFL under the NCIB will be cancelled. During the years ended December 31, 2023 and December 31, 2022, GFL did not repurchase any subordinate voting shares under the NCIB.

Share issuances and cancellations

The following table presents GFL’s share capital for the periods indicated:

	Subordinate	Multiple voting	Preferred
	voting shares	shares	shares	Total
Balance, December 31, 2022	331,629,917	11,812,964	36,768,149	380,211,030
Converted from RSUs	2,053,782	—	—	2,053,782
Converted from TEUs	25,666,465	—	—	25,666,465
Cancelled during the year	(260)	—	—	(260)
Balance, December 31, 2023	359,349,904	11,812,964	36,768,149	407,931,017

Share options, RSUs, DSUs and PSUs

The Board of Directors adopted the LTIP which allows GFL to grant long-term equity-based incentives, including options, PSUs and RSUs, to eligible participants. Each award represents the right to receive subordinate voting shares, or in the case of PSUs and RSUs, subordinate voting shares and/or cash, in accordance with the terms of the LTIP. The director deferred share unit plan (the “DSU Plan”) was adopted by the Board of Directors, to provide non-employee directors the opportunity to receive a portion of their compensation in the form of DSUs. Each DSU represents a unit equivalent in value to a subordinate voting share based on the closing price of the subordinate voting shares on the day prior to the grant.

The maximum number of subordinate voting shares reserved for issuance under the LTIP, the DSU Plan, and any other security-based compensation arrangement in any one-year period is 10% of the total issued and outstanding subordinate voting shares and multiple voting shares in the capital which as at December 31, 2023, would equate to 37,116,287 subordinate voting shares in the capital of GFL.

Share options

Changes in the number of share options held by officers and employees with their average exercise price per option are summarized below:

		Weighted average
	Options	exercise price (US$)
Share options outstanding, December 31, 2022	22,128,582	$32.59
Granted	150,000	33.00
Share options outstanding, December 31, 2023	22,278,582	$32.59
Vested share options, December 31, 2023	8,229,297	$28.93

For the year ended December 31, 2023, there were no options exercised, cancelled, expired or forfeited.

On August 16, 2023, 150,000 options were granted. The options vest on August 16, 2026 and will expire on August 16, 2033. The total grant date fair value of the issued options is US$1.5 million, calculated using a Black-Scholes option valuation model to determine the total fair value of the issued options on the grant date.

For the year ended December 31, 2023, the total compensation expense related to share options amounted to $18.8 million ($21.1 million for the year ended December 31, 2022).

RSUs, DSUs and PSUs

The following table presents GFL’s summary of the RSUs and DSUs for the periods indicated:

		Grant date fair value		Grant date fair value
	RSUs	(US$)	DSUs	(US$)
Outstanding, December 31, 2022	1,906,769	$28.10	60,960	$28.50
Granted	2,581,840	31.30	29,573	33.14
Settled	(2,050,551)	29.03	—	—
Forfeited	(109,416)	30.03	—	—
Cancelled	(16,881)	30.25	—	—
Outstanding, December 31, 2023	2,311,761	$30.74	90,533	$30.02
Expected to vest, December 31, 2023	2,125,322	$30.63	90,533	$30.02

For the year ended December 31, 2023, the total compensation expense related to RSUs amounted to $104.7 million ($31.1 million for the year ended December 31, 2022). This includes retention grants to key management personnel which vested during the quarter.

For the year ended December 31, 2023, the total compensation expense related to DSUs amounted to $1.3 million ($1.1 million for the year ended December 31, 2022).

As at December 31, 2023, there have been no PSUs issued.